Equity - Distribution of Profit - Approved Distribution of Profit (Details) € in Thousands	12 Months Ended
Dec. 31, 2016 EUR (€)
Equity
Voluntary reserve	€ 103,611
Dividends	218,182
Profit of the Parent	€ 321,793